ACCUMLATED OTHER COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME
18.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

		Foreign currency translation	Unrealized/ (realized) holding gain on available- for-sale investments	Total
	Note	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2016		105	3,798	3,903
Other comprehensive (loss)/income before reclassification		(293)	659	366
Amounts reclassified from accumulated other comprehensive income	i)	-	(3,552)	(3,552)
Balance as of December 31, 2016		(188)	905	717
Other comprehensive income/(loss) before reclassification		2,748	(4,195)	(1,447)
Amounts reclassified from accumulated other comprehensive income		-	3,290	3,290
Balance as of December 31, 2017		2,560	-	2,560
Balance as of December 31, 2017, in US$		393	-	393

i)
The amount reclassified out of accumulated other comprehensive income in 2016 represented realized gain on the available-for-sale investment on the date of redemption, which was then recorded in other income in the consolidated statements of comprehensive income. The amount reclassified was determined on the basis of specific identification.